Debt - Additional Information (Detail)					1 Months Ended			12 Months Ended
	Feb. 07, 2017 USD ($)	Jun. 05, 2016 USD ($)	May 06, 2016 USD ($)	Apr. 26, 2016 USD ($)	Aug. 31, 2015 NZD	Jan. 31, 2015 NZD	Apr. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 NZD	Jun. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2014 NZD	Jun. 30, 2013 NZD	Aug. 10, 2010 USD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance, net of discount								$ 581,167,000	$ 96,918,000	$ 126,545,000
Less: Unamortized discount								3,931,000	669,000
Deferred financing cost								5,766,000	5,227,000
Amount paid to indenture trustee to redeem outstanding debt								582,039,000	73,934,000	45,705,000
Debt, current								8,796,000	465,768,000
Debt, noncurrent								$ 591,151,000	130,425,000
Debt covenant compliance								The Company was in compliance with all of its debt covenants.
Interest cost incurred and expensed								$ 70,700,000	63,400,000	63,400,000
Amortization of deferred financing costs								3,300,000	4,500,000	4,700,000
Cash and cash equivalents								21,154,000	63,851,000
Net (loss) income attributable to Trilogy International								2,108,000	(52,147,000)	(47,054,000)
Net cash provided by (used in) operating activities								48,967,000	$ 28,432,000	$ 65,920,000
Net working capital (deficit)								$ (63,800,000)
Subsequent Event
Debt Instrument [Line Items]
Cash received from business combination transaction	$ 199,300,000
2degrees | New Zealand Senior Facilities Agreement
Debt Instrument [Line Items]
Debt commitment fee								0.95%
Borrowing capacity					NZD 200,000,000	NZD 185,000,000		$ 138,400,000						NZD 165,000,000	NZD 150,000,000
Additional borrowing to fund capital expenditures | NZD					NZD 15,000,000	NZD 20,000,000
Credit facility drawn								$ 128,000,000			NZD 185,000,000
Credit facilities agreement maturity date								Jun. 30, 2018
Credit facilities payment term								Once a year, beginning on January 1, 2016, at least six months apart, for a period of not less than five consecutive days, 2degrees must reduce the outstanding balance of the $15 million NZD facility used to fund its working capital requirements to zero.
Effective interest rate								4.68%	6.02%		4.68%
Financial covenant requirement								Maintain a total interest coverage ratio of not less than 3.0 times; maintain a senior leverage ratio of not greater than 3.0 times; and not exceed 110% of the agreed to annual capital expenditures in any financial year.
Interest coverage ratio, minimum								300.00%			300.00%
Senior leverage ratio, maximum								300.00%			300.00%
2degrees | New Zealand Senior Facilities Agreement | Working Capital Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility drawn								$ 5,100,000			NZD 7,400,000
Maximum | 2degrees | New Zealand Senior Facilities Agreement
Debt Instrument [Line Items]
Debt commitment fee								1.35%
Accrued interest payable								2.05%
Annual capital expenditures								110.00%			110.00%
Minimum | 2degrees | New Zealand Senior Facilities Agreement
Debt Instrument [Line Items]
Debt commitment fee								0.75%
Accrued interest payable								1.15%
Trilogy Notes
Debt Instrument [Line Items]
Aggregate principal amount of senior secured notes		$ 5,900,000		$ 450,000,000			$ 80,000,000									$ 370,000,000
Debt Instrument, redemption price, percentage							99.50%
Proceed from debt issuance							$ 78,000,000
Debt commitment fee							2.00%
Debt consent fee paid to note holders							$ 900,000
Stated interest rate on debt instrument								10.25%			10.25%
Proceeds from debt issuance, net of discount				445,500,000
Less: Unamortized discount				$ 4,500,000
Repayment of debt			$ 444,100,000
Tender Offer price per $1,000 principal amount			$ 1,008.50
Deferred financing cost												$ 3,800,000
Amount paid to indenture trustee to redeem outstanding debt		$ 6,100,000
Debt modification fees paid								$ 3,800,000
Trilogy 2019 Notes [Member]
Debt Instrument [Line Items]
Stated interest rate on debt instrument								13.375%			13.375%
Debt instrument maturity date								May 15, 2019
Redemption option, description								The Company has the option of redeeming the Trilogy 2019 Notes, in whole but not in part, upon not less than 30-days and not more than 60-days notice
Minimum investment required in connection with consummation of arrangement agreement								$ 125,000,000
Trilogy 2019 Notes [Member] | After May 15, 2017
Debt Instrument [Line Items]
Debt Instrument, redemption price, percentage								100.00%
Trilogy 2019 Notes [Member] | Prior to November 15, 2016
Debt Instrument [Line Items]
Debt Instrument, redemption price, percentage								100.00%
Trilogy 2019 Notes [Member] | After November 15, 2016 but prior to May 15, 2017
Debt Instrument [Line Items]
Debt Instrument, redemption price, percentage								106.688%
Trilogy 2019 Notes [Member] | Scenario 3 [Member]
Debt Instrument [Line Items]
Debt Instrument, redemption price, percentage								100.00%
Trilogy 2019 Notes [Member] | Maximum | After May 15, 2017
Debt Instrument [Line Items]
Debt Instrument, redemption price, percentage of principal amount redeemed								35.00%
Bolivian Syndicated Loan | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of senior secured notes													$ 25,000,000
Stated interest rate on debt instrument								7.00%			7.00%
Debt repayment terms								The Bolivian Syndicated Loan is required to be repaid in predetermined quarterly installments which commenced in 2016 and will end in 2021, with 10% of the principal amount to be repaid during each of the first two years of the Bolivian Syndicated Loan and 26.67% of the principal amount to be repaid during each of the final three years.
Fixed rate on debt								7.00%			7.00%
Debt, current								$ 1,900,000
Debt, noncurrent								$ 21,300,000
Financial covenant requirement								Maintain an indebtedness ratio (as defined in the Bolivian Syndicated Loan agreement) of not greater than 2.15 times;a debt coverage ratio (as defined in the Bolivian Syndicated Loan agreement) of not less than 1.25 times;a current ratio (as defined in the Bolivian Syndicated Loan agreement) of not less than 0.65 times; and a structural debt ratio (as defined in the Bolivian Syndicated Loan agreement) of not higher than 3.0 times.
Bolivian Syndicated Loan | Nueva Tel | Tasa De Referencia
Debt Instrument [Line Items]
Spread on variable rate								5.50%
Bolivian Syndicated Loan | Nueva Tel | First Two Years
Debt Instrument [Line Items]
Debt repayment percentage								10.00%			10.00%
Bolivian Syndicated Loan | Nueva Tel | Final Three Years
Debt Instrument [Line Items]
Debt repayment percentage								26.67%			26.67%